SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Communication Services – 2.1%
Entertainment - 0.9%
IMAX Corporation [1]	25,265	$960,323
Interactive Media & Services - 0.8%
DHI Group [1]	74,434	209,159
QuinStreet [1]	53,696	644,889
		854,048
Media - 0.4%
Magnite [1]	31,720	376,834
Total		2,191,205

Consumer Discretionary – 11.2%
Automobile Components - 0.8%
Fox Factory Holding Corp. [1]	26,287	432,684
Stoneridge [1]	72,052	348,011
		780,695
Diversified Consumer Services - 2.6%
Legacy Education [1]	81,917	1,025,601
Lincoln Educational Services [1]	41,816	1,701,075
		2,726,676
Hotels, Restaurants & Leisure - 2.0%
Century Casinos [1]	149,217	207,412
First Watch Restaurant Group [1]	26,749	280,329
Lindblad Expeditions Holdings [1]	64,030	1,107,719
Target Hospitality [1]	46,561	432,086
		2,027,546
Household Durables - 1.3%
Hovnanian Enterprises Cl. A [1]	3,250	360,458
Legacy Housing [1]	33,004	674,272
LGI Homes [1]	8,225	325,134
		1,359,864
Leisure Products - 1.4%
American Outdoor Brands [1]	84,422	788,501
MasterCraft Boat Holdings [1]	34,745	712,620
		1,501,121
Specialty Retail - 2.6%
Bed Bath & Beyond [1]	70,172	325,598
Citi Trends [1]	22,369	969,025
J.Jill	25,532	292,597
OneWater Marine Cl. A [1]	50,195	474,343
RealReal [1]	52,376	475,574
Shoe Carnival	7,205	112,326
		2,649,463
Textiles, Apparel & Luxury Goods - 0.5%
Lakeland Industries [1]	39,067	319,959
Vera Bradley [1]	55,034	173,907
		493,866
Total		11,539,231

Consumer Staples – 0.1%
Food Products - 0.1%
Seneca Foods Cl. A [1]	984	148,702
Total		148,702

Energy – 4.5%
Energy Equipment & Services - 3.4%
Natural Gas Services Group	35,835	1,352,413
Pason Systems	72,779	692,685
Ranger Energy Services Cl. A	39,207	672,008
Select Water Solutions Cl. A	52,727	806,723
		3,523,829
Oil, Gas & Consumable Fuels - 1.1%
Riley Exploration Permian	14,946	544,781
SandRidge Energy	34,151	557,003
		1,101,784
Total		4,625,613

Financials – 13.7%
Banks - 7.8%
BayCom Corp.	24,092	716,135
Chain Bridge Bancorp Cl. A [1]	18,375	641,287
Coastal Financial [1]	5,115	389,251
Customers Bancorp [1]	13,361	927,387
Esquire Financial Holdings	5,656	608,020
HBT Financial	21,758	581,374
Hingham Institution for Savings	2,227	636,566
HomeTrust Bancshares	13,887	592,281
Investar Holding	43,335	1,181,745
Midway Investments [1,2]	1,751,577	0
Northeast Bank	6,697	752,542
Western New England Bancorp	81,137	1,049,101
		8,075,689
Capital Markets - 3.7%
Canaccord Genuity Group	94,613	810,036
Oppenheimer Holdings Cl. A	11,406	1,017,301
Perella Weinberg Partners Cl. A	10,231	185,795
Silvercrest Asset Management Group Cl. A	33,030	443,923
Sprott	9,877	1,409,519
		3,866,574
Consumer Finance - 1.3%
EZCORP Cl. A [1]	52,910	1,342,856
Insurance - 0.9%
International General Insurance Holdings	37,399	905,991
Total		14,191,110

Health Care – 12.5%
Biotechnology - 1.8%
Absci Corporation [1]	67,653	202,959
BridgeBio Oncology Therapeutics [1]	22,007	196,963
CareDx [1]	34,424	597,601
Compass Therapeutics [1]	49,763	263,246
ORIC Pharmaceuticals [1]	46,835	593,399
		1,854,168
Health Care Equipment & Supplies - 4.4%
Acme United	19,360	869,458
AngioDynamics [1]	26,504	301,350
Apyx Medical [1]	215,125	793,811
Artivion [1]	20,208	740,017
Delcath Systems [1]	18,013	167,161
Establishment Labs Holdings [1]	17,645	1,001,883
Profound Medical [1]	102,757	657,420
		4,531,100
Health Care Providers & Services - 1.2%
AMN Healthcare Services [1]	42,514	779,707
Cross Country Healthcare [1]	47,595	447,393
		1,227,100
Health Care Technology - 1.1%
Certara [1]	65,245	371,897
Simulations Plus [1]	39,767	470,046
SOPHiA GENETICS [1]	51,238	253,628
Veradigm [1,3]	13,906	64,663
		1,160,234
Life Sciences Tools & Services - 3.5%
Alpha Teknova [1]	99,046	286,243
Azenta [1]	23,288	492,075
BioLife Solutions [1]	32,588	621,779
Cytek Biosciences [1]	151,203	660,757
Maravai LifeSciences Holdings Cl. A [1]	162,808	460,747
Mesa Laboratories	10,017	885,703
Standard BioTools [1]	275,104	252,903
		3,660,207
Pharmaceuticals - 0.5%
Esperion Therapeutics [1]	167,777	459,709
Total		12,892,518

Industrials – 25.1%
Aerospace & Defense - 3.1%
Astronics Corporation [1]	12,787	853,276
CPI Aerostructures [1]	95,135	372,929
Park Aerospace	44,473	1,217,671
VSE Corporation	4,217	777,615
		3,221,491
Air Freight & Logistics - 1.0%
Forward Air [1,4]	24,698	412,704
Radiant Logistics [1]	82,041	578,389
		991,093
Building Products - 1.0%
Janus International Group [1]	66,909	344,581
Quanex Building Products	39,766	714,595
		1,059,176
Commercial Services & Supplies - 1.7%
ACV Auctions Cl. A [1]	35,417	150,168
Liquidity Services [1]	29,489	901,479
Montrose Environmental Group [1]	32,080	702,231
		1,753,878
Construction & Engineering - 3.8%
Ameresco Cl. A [1]	24,276	619,038
Bowman Consulting Group [1]	17,328	492,808
Concrete Pumping Holdings [1]	85,878	613,169
Limbach Holdings [1]	11,013	859,565
NWPX Infrastructure [1]	17,507	1,363,095
		3,947,675
Electrical Equipment - 1.9%
American Superconductor [1]	12,925	437,511
Hammond Power Solutions Cl. A	5,859	738,619
LSI Industries	42,670	793,662
		1,969,792
Ground Transportation - 1.2%
Covenant Logistics Group Cl. A	31,525	855,904
Marten Transport	26,769	351,477
		1,207,381
Machinery - 5.1%
Aebi Schmidt Holding	31,385	304,748
CECO Environmental [1]	16,412	977,827
Energy Recovery [1]	42,882	431,822
Graham Corporation [1]	16,135	1,273,374
Lindsay Corporation	4,137	492,593
Luxfer Holdings	70,109	853,928
Perma-Pipe International Holdings [1]	12,064	359,628
Titan International [1]	47,130	325,668
Wabash National	15,391	132,670
Westport Fuel Systems [1]	45,292	82,432
		5,234,690
Marine Transportation - 0.4%
Clarkson [3]	6,855	420,552
Professional Services - 1.5%
Alight Cl. A [1]	76,652	44,665
Asure Software [1]	44,346	381,376
Kforce	15,458	451,992
Mistras Group [1]	26,513	391,862
TrueBlue [1]	78,163	305,617
		1,575,512
Trading Companies & Distributors - 4.4%
Alta Equipment Group [1]	55,386	297,423
Distribution Solutions Group [1]	18,743	491,816
EVI Industries	35,056	721,453
NPK International [1]	80,760	1,170,212
Titan Machinery [1]	43,800	732,336
Transcat [1]	15,122	1,110,711
		4,523,951
Total		25,905,191

Information Technology – 21.5%
Communications Equipment - 4.6%
ADTRAN Holdings [1]	106,158	1,335,468
Applied Optoelectronics [1]	10,266	868,401
Clearfield [1]	23,563	623,712
Digi International [1]	24,735	1,192,227
NETGEAR [1]	19,575	427,518
Ribbon Communications [1]	137,625	291,765
		4,739,091
Electronic Equipment, Instruments & Components - 7.2%
Arlo Technologies [1]	38,221	543,885
Bel Fuse Cl. B	6,553	1,297,363
Climb Global Solutions [1]	27,608	547,191
Kraken Robotics [1]	36,423	209,463
LightPath Technologies Cl. A [1]	91,536	918,106
Luna Innovations [1,3,4]	34,622	34,622
M-tron Industries [1]	695	46,461
nLIGHT [1]	20,341	1,159,844
Powerfleet [1]	201,134	619,493
Richardson Electronics	88,649	970,706
SmartRent Cl. A [1]	59,028	88,542
Vishay Precision Group [1]	22,813	990,540
		7,426,216
Semiconductors & Semiconductor Equipment - 8.9%
Aehr Test Systems [1,4]	9,199	341,099
Alpha and Omega Semiconductor [1]	15,231	337,519
Camtek [1]	6,715	1,018,061
Cohu [1]	44,807	1,371,990
Ichor Holdings [1]	30,765	1,433,957
inTEST Corporation [1]	70,260	959,049
Kopin Corporation [1]	374,129	841,790
Nova [1]	2,305	1,001,015
Penguin Solutions [1]	19,691	346,562
Ultra Clean Holdings [1]	25,163	1,564,635
		9,215,677
Software - 0.7%
PagerDuty [1]	41,118	255,343
PAR Technology [1]	30,465	406,098
		661,441
Technology Hardware, Storage & Peripherals - 0.1%
AstroNova [1]	14,330	131,693
Total		22,174,118

Materials – 4.8%
Chemicals - 2.0%
Core Molding Technologies [1]	25,538	572,051
5N Plus [1]	67,867	1,545,559
		2,117,610
Metals & Mining - 2.8%
Alphamin Resources	43,153	35,674
Altius Minerals	31,762	1,117,184
Ferroglobe	130,217	536,494
Major Drilling Group International [1]	102,097	1,175,756
		2,865,108
Total		4,982,718

Real Estate – 0.3%
Real Estate Management & Development - 0.3%
Marcus & Millichap	13,482	358,486
Total		358,486

TOTAL COMMON STOCKS
(Cost $68,751,666)		99,008,892

INVESTMENTS AT VALUE
(Cost $68,751,666)		99,008,892

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation,
3.00% dated 3/31/26, due 4/1/26,
maturity value $4,177,611 (collateralized
by obligations of U.S. Government
Agencies, 3.625% due 8/31/27, valued at $4,260,986)
(Cost $4,177,263)		4,177,263

TOTAL INVESTMENTS – 99.8%
(Cost $72,928,929)		103,186,155

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		199,222

NET ASSETS – 100.0%		$103,385,377

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.2%

Consumer Discretionary – 23.7%
Automobile Components - 5.0%
Gentex Corporation	121,756	$2,660,369
Lear Corporation	26,025	3,151,107
Visteon Corporation	29,876	2,722,002
		8,533,478
Diversified Consumer Services - 2.1%
frontdoor [1]	24,324	1,285,767
Stride [1]	27,071	2,386,850
		3,672,617
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming	28,954	2,379,440
Household Durables - 6.4%
Ethan Allen Interiors	46,852	1,042,925
M/I Homes [1]	24,112	2,952,514
Meritage Homes	24,908	1,540,311
PulteGroup	25,265	2,971,417
Taylor Morrison Home [1]	43,135	2,512,182
		11,019,349
Specialty Retail - 7.2%
Academy Sports & Outdoors	47,262	2,667,940
Buckle (The)	59,411	2,991,938
J.Jill	170,743	1,956,715
Shoe Carnival	129,625	2,020,854
Signet Jewelers	26,612	2,252,439
Williams-Sonoma	2,184	398,209
		12,288,095
Textiles, Apparel & Luxury Goods - 1.6%
Kontoor Brands	37,748	2,653,307
Total		40,546,286

Consumer Staples – 2.0%
Consumer Staples Distribution & Retail - 2.0%
Village Super Market Cl. A	80,814	3,412,775
Total		3,412,775

Energy – 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Chord Energy	11,674	1,659,809
Matador Resources	50,556	3,194,128
Riley Exploration Permian	63,196	2,303,494
SM Energy	101,071	3,151,394
Teekay Tankers Cl. A	41,926	3,074,015
Total		13,382,840

Financials – 26.6%
Banks - 20.0%
Beacon Financial	81,850	2,455,500
Burke & Herbert Financial Services	37,431	2,331,577
Business First Bancshares	91,458	2,473,024
Civista Bancshares	116,248	2,649,292
CNB Financial	62,209	1,801,573
Dime Community Bancshares	12,881	435,635
First Bank	171,913	2,750,608
FS Bancorp	62,132	2,397,674
Heritage Financial	52,007	1,352,182
Mid Penn Bancorp	63,572	2,044,476
OceanFirst Financial	65,883	1,188,529
Princeton Bancorp	50,907	1,719,129
Timberland Bancorp	86,554	3,412,824
TrustCo Bank Corp NY	9,906	433,685
Unity Bancorp	59,644	3,091,349
Univest Financial	34,330	1,176,146
WesBanco	61,976	2,137,552
Western New England Bancorp	19,951	257,966
		34,108,721
Capital Markets - 1.6%
Evercore Cl. A	9,418	2,811,367
Financial Services - 1.7%
Enact Holdings	70,474	2,876,044
Insurance - 3.3%
Donegal Group Cl. A	125,479	2,155,730
Tiptree	71,387	1,207,868
United Fire Group	60,785	2,252,692
		5,616,290
Total		45,412,422

Health Care – 10.0%
Biotechnology - 2.6%
Catalyst Pharmaceuticals [1]	138,741	3,435,227
Entrada Therapeutics [1]	76,461	964,938
		4,400,165
Health Care Providers & Services - 0.8%
Pediatrix Medical Group [1]	61,116	1,307,271
Pharmaceuticals - 6.6%
Amphastar Pharmaceuticals [1]	91,885	1,800,027
Collegium Pharmaceutical [1]	59,570	1,969,980
CorMedix [1]	284,829	1,933,989
Harmony Biosciences Holdings [1]	76,841	2,152,316
Innoviva [1]	109,442	2,549,999
SIGA Technologies	170,858	914,090
		11,320,401
Total		17,027,837

Industrials – 16.6%
Building Products - 0.2%
UFP Industries	4,488	413,435
Commercial Services & Supplies - 1.5%
Interface	103,233	2,572,566
Construction & Engineering - 0.6%
Sterling Infrastructure [1]	2,544	1,036,095
Ground Transportation - 0.8%
ArcBest Corporation	13,633	1,340,942
Machinery - 3.7%
Allison Transmission Holdings	27,131	3,175,955
Blue Bird [1]	55,000	3,123,450
		6,299,405
Marine Transportation - 1.8%
Genco Shipping & Trading	134,579	3,034,756
Professional Services - 7.0%
Barrett Business Services	60,475	1,764,660
IBEX [1]	126,590	3,395,144
Kforce	48,754	1,425,567
Korn Ferry	44,550	2,804,423
MAXIMUS	39,202	2,512,848
		11,902,642
Trading Companies & Distributors - 1.0%
DNOW [1]	151,909	1,809,236
Total		28,409,077

Information Technology – 12.5%
Electronic Equipment, Instruments & Components - 8.3%
Bel Fuse Cl. B	5,189	1,027,318
ePlus	22,724	1,709,981
Flex [1]	24,390	1,596,569
Jabil	5,518	1,465,746
PC Connection	37,025	2,164,482
Sanmina Corporation [1]	20,893	2,708,569
TD SYNNEX	20,825	3,513,386
		14,186,051
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology	30,109	1,355,808
Software - 1.2%
Adeia	81,076	1,948,256
Technology Hardware, Storage & Peripherals - 2.2%
Diebold Nixdorf [1]	49,852	3,760,835
Total		21,250,950

TOTAL COMMON STOCKS
(Cost $127,144,316)		169,442,187

INVESTMENTS AT VALUE
(Cost $127,144,316)		169,442,187

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
3.00% dated 3/31/26, due 4/1/26,
maturity value $1,654,528 (collateralized
by obligations of U.S. Government
Agencies, 3.625% due 8/31/27, valued at $1,687,490)
(Cost $1,654,390)		1,654,390

TOTAL INVESTMENTS – 100.2%
(Cost $128,798,706)		171,096,577

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(276,818)

NET ASSETS – 100.0%		$170,819,759

[1]	Non-income producing.
[2]	A security for which market quotations are not readily available represents 0.0% of net assets for Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[4]	All or a portion of these securities were on loan as of March 31, 2026.

Tax Information:

As of March 31, 2026, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$ 73,048,709	$30,137,446	$38,689,224	$8,551,778
Small-Cap Portfolio	129,288,868	41,807,709	48,547,304	6,739,595

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2026. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$98,489,055	$519,837	$0	$99,008,892
Repurchase Agreement	–	4,177,263	–	4,177,263
Small-Cap Portfolio
Common Stocks	169,442,187	–	–	169,442,187
Repurchase Agreement	–	1,654,390	–	1,654,390

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2026, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2026:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$346,256	$(337,943)	$8,313

Other information regarding the Fund is available in the Fund’s most recent Prospectus, Annual and Semiannual Shareholder Reports, and Annual and Semiannual Financial Statements. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).